UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005- 10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	500	$446,040
Ballyrock CDO Ltd., Series 2006- 1A, Class B, 0.86%, 8/28/19 (a)(b)		500	392,500
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		395	313,452
Flagship CLO, Series 2006-1A, Class B, 0.70%, 9/20/19 (a)(b)		1,000	752,500
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B, 0.75%, 12/20/20 (a)(b)		500	407,500
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		305	225,700
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.88%, 8/01/22 (a)(b)		665	492,100
Landmark CDO Ltd., Series 2006- 8A, Class B, 0.77%, 10/19/20 (a)(b)		570	442,827
MAPS CLO Fund LLC, Series 2005- 1A, Class C, 1.30%, 12/21/17 (a)(b)		300	262,500
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		405	335,867
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		345	308,157
Total Asset-Backed Securities – 3.2%			4,379,143

Common Stocks (c)	Shares
Auto Components — 0.7%
Delphi Debtor-in-Possession Holding Co., LLP:
Class B Membership Interests	14,406	292,721
Class B Membership Interests	33,615	665,504
		958,225
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)	10,732	4,722
Electrical Equipment — 0.0%
Medis Technologies Ltd.	13,053	78
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.	1,860	14,545

Common Stocks (c)	Shares	Value
Software — 0.1%
HMH Holdings/EduMedia	47,227	$70,841
Total Common Stocks – 0.8%		1,048,411

Corporate Bonds	Par (000)
Airlines — 0.3%
Air Canada, 9.25%, 8/01/15 (a)	USD	180	163,800
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		147	141,120
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		70	73,749
			378,669
Auto Components — 0.8%
Icahn Enterprises LP, 7.75%, 1/15/16		1,105	1,139,531
Capital Markets — 0.0%
E*Trade Financial Corp., 4.00%, 8/31/19 (a)(d)(e)		46	40,825
Chemicals — 1.6%
CF Industries, Inc., 6.88%, 5/01/18		480	551,400
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (d)(f)		702	807,416
10.00%, 3/31/15		691	690,560
Lyondell Chemical Co., 11.00%, 5/01/18		150	161,334
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		50	51,000
			2,261,710
Commercial Banks — 1.1%
CIT Group, Inc.:
7.00%, 5/01/15		170	170,000
7.00%, 5/01/16		220	217,690
7.00%, 5/01/17		960	950,400
7.00%, 5/02/17 (a)		150	147,750
			1,485,840
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 3.93%, 2/01/15 (b)		75	70,688
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		448	448,384
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		37	32,930
			552,002

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	USD	425	$434,563
Containers & Packaging — 1.0%
Ball Corp., 5.75%, 5/15/21		270	275,400
Berry Plastics Corp., 8.25%, 11/15/15		325	344,500
Graphic Packaging International, Inc., 9.50%, 6/15/17		115	125,350
OI European Group BV, 6.88%, 3/31/17	EUR	113	149,561
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		175	239,850
7.75%, 11/15/19		160	217,142
			1,351,803
Diversified Financial Services — 1.8%
Ally Financial, Inc., 2.53%, 12/01/14 (b)	USD	1,175	1,022,796
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		85	86,913
FCE Bank Plc, 4.75%, 1/19/15	EUR	200	257,990
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16	USD	300	309,750
8.75%, 10/15/16	EUR	200	263,365
7.13%, 4/15/19	USD	280	273,700
7.88%, 8/15/19		100	100,500
6.88%, 2/15/21		210	200,550
			2,515,564
Diversified Telecommunication Services — 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16		290	299,063
Qwest Communications International, Inc.:
8.00%, 10/01/15		300	320,250
Series B, 7.50%, 2/15/14		217	218,356
			837,669
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		645	607,912
7.75%, 4/15/18 (a)		95	76,238
			684,150
Health Care Providers & Services — 1.7%
HCA, Inc.:
6.50%, 2/15/20		615	611,925
7.25%, 9/15/20		255	262,013
7.50%, 2/15/22		635	625,475
Omnicare, Inc., 7.75%, 6/01/20		290	305,587
Tenet Healthcare Corp., 8.88%, 7/01/19		545	594,050
			2,399,050
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		980	1,092,700

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 1.1%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)	USD	383	$317,890
MGM Resorts International:
10.38%, 5/15/14		460	515,200
11.13%, 11/15/17		200	223,750
Travelport LLC:
4.95%, 9/01/14 (b)		665	329,175
Travelport LLC (concluded):
9.88%, 9/01/14		150	90,750
			1,476,765
Independent Power Producers & Energy Traders — 2.9%
Calpine Corp., 7.25%, 10/15/17 (a)		2,000	2,040,000
Energy Future Holdings Corp., 10.00%, 1/15/20		500	512,500
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,425	1,467,750
			4,020,250
Industrial Conglomerates — 0.5%
Sequa Corp., 13.50%, 12/01/15 (a)(f)		679	724,477
IT Services — 0.2%
First Data Corp., 7.38%, 6/15/19 (a)		220	206,800
Media — 2.7%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		120	126,900
CCH II LLC, 13.50%, 11/30/16		550	633,875
CSC Holdings, Inc., 8.50%, 4/15/14		230	255,013
Checkout Holding Corp., 10.69%, 11/15/15 (a)(e)		350	173,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		212	222,070
Series B, 9.25%, 12/15/17		967	1,017,767
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		330	344,025
Unitymedia Hessen GmbH & Co.
KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		1,000	1,032,500
			3,805,400
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		235	259,675
Oil, Gas & Consumable Fuels — 0.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		225	214,875
6.25%, 6/01/21		110	105,050
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		144	153,360
Peabody Energy Corp., 6.00%, 11/15/18 (a)		705	704,119
			1,177,404
Paper & Forest Products — 0.2%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		180	180,900

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Verso Paper Holdings LLC, Series B, 4.18%, 8/01/14 (b)	USD	180	$113,400
			294,300
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		530	512,775
Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 7.75%, 5/15/16		825	822,937
Digicel Group Ltd. (a):
9.13%, 1/15/15		399	393,015
8.25%, 9/01/17		265	261,025
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		330	332,475
iPCS, Inc., 2.55%, 5/01/13 (b)		500	455,000
			2,264,452
Total Corporate Bonds – 21.5%			29,916,374

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.6%
DynCorp International LLC, Term Loan B, 6.25% - 6.75%, 7/07/16	465	454,877
The SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16	468	447,246
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17	943	933,107
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17	363	362,343
		2,197,573
Airlines — 0.9%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17	1,272	1,210,130
Auto Components — 2.5%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14	1,955	1,883,709
Autoparts Holdings, Ltd., First Lien Term Loan, 6.50%, 7/28/17	750	749,302
Federal-Mogul Corp.:
Term Loan B, 2.19% - 2.20%, 12/29/14	320	295,737
Term Loan C, 2.19%, 12/28/15	163	150,886
GPX International Tire Corp., (c)(g):
8.37%, 3/31/12	9	—
12.00%, 3/31/12	549	—
UCI International, Inc., Term Loan, 5.50%, 7/26/17	397	396,754
		3,476,388

Floating Rate Loan Interests (b)	Par (000)		Value
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 6/01/17	USD	434	$432,348
Building Products — 3.0%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		622	614,101
CPG International I, Inc., Term Loan BTerm Loan B, 6.00%, 2/18/17		943	881,588
Goodman Global Holdings, Inc., Term Loan (First Lien), 5.75%, 10/28/16		2,327	2,319,427
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B- 2B Term Loan, 4.70%, 5/05/15	EUR	341	423,826
			4,238,942
Capital Markets — 1.8%
American Capital Holdings Inc., Term Loan, 7.50%, 12/31/13	USD	185	183,916
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		882	877,757
Nuveen Investments, Inc.:
Additional Term Loan, 3.37% - 3.42%, 5/13/17		180	176,175
Extended Term Loan, 3.37% - 3.42%, 11/13/14		459	433,078
Non-Extended Term Loan, 5.87% - 6.00%, 5/12/17		916	867,362
			2,538,288
Chemicals — 5.6%
Arizona Chemical Co., LLC, Term Loan B, 4.75%, 11/21/16		102	102,232
American Rock Salt Holdings LLC, Term Loan B, 5.50%, 4/25/17		716	703,863
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		460	460,290
Chemtura, Exit Term Loan B, 5.50%, 8/27/16		800	799,000
Gentek, Inc., Term Loan B, 5.00%, 10/06/15		768	757,362
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 3.38%, 4/11/14	EUR	263	340,586
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	622	597,000
Polyone Corp., Term Loan, 11/01/17		215	214,731
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14		840	787,560
Styron Sarl, LLC, Term Loan B, 6.00%, 8/02/17		712	612,266
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		1,449	1,446,789
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,075	1,035,700
			7,857,379

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies — 3.9%
Adesa, Inc. (KAR Auction Services, Inc.), Term Loan B, 5.00%, 5/19/17	USD	1,346	$1,327,844
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		930	924,857
ARAMARK Corp.:
Extended Letter of Credit, 3.49%, 7/26/16		13	12,523
Extended Term Loan B, 3.62%, 7/26/16		196	190,423
Synthetic Letter of Credit, 2.11%, 1/27/14		9	8,730
Term Loan, 2.24%, 1/27/14		111	108,372
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/16		367	362,551
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		1,000	1,001,000
Synagro Technologies, Inc., Term Loan B, 2.25% - 2.26%, 4/02/14		861	726,848
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16		520	511,304
West Corp.:
Term Loan B4, 4.58% - 4.67%, 7/15/16		68	67,046
Term Loan B5, 4.58% - 4.67%, 7/15/16		131	129,451
			5,370,949
Communications Equipment — 0.9%
Avaya, Inc., Term Loan B, 3.26%, 10/24/14		538	499,752
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		770	766,462
			1,266,214
Construction & Engineering — 1.0%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		429	423,992
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		900	900,000
			1,323,992
Consumer Finance — 1.7%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		2,765	2,396,923
Containers & Packaging — 0.7%
Berry Plastics Holding Corp., Term Loan C, 2.25%, 4/03/15		138	129,736
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		830	835,895
			965,631
Diversified Consumer Services — 3.0%
Coinmach Corp., Term Loan B, 3.25% - 3.32%, 11/20/14		1,344	1,194,850

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
Laureate Education Inc., Extended Term Loan, 5.25%, 8/15/18	USD	2,034	$1,894,667
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.83%, 7/24/14		1,107	1,046,849
Delayed Draw Term Loan, 2.76%, 7/24/14		110	104,250
			4,240,616
Diversified Financial Services — 1.6%
Reynolds Group Holdings, Inc.:
Term Loan C, 5.25% - 6.50%, 8/09/18		1,500	1,473,000
Term Loan E, 6.50%, 2/09/18		697	684,019
			2,157,019
Diversified Telecommunication Services — 4.3%
Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.00%, 11/01/15		700	703,878
Integra Telecom, Inc., New Term Loan B, 9.25%, 4/15/15		790	690,460
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		2,000	1,935,000
Term Loan B3, 5.75%, 8/31/18		650	628,875
Tranche A Term Loan, 2.65%, 3/13/14		1,300	1,220,375
US Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		896	846,462
			6,025,050
Electronic Equipment, Instruments & Components — 1.6%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18		475	448,993
CDW LLC, Term Loan, 3.75%, 10/10/14		728	698,770
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.51%, 10/01/14		24	23,318
Term Loan A-3, 2.50%, 10/01/14		21	19,986
Sensata Technologies Finance Company, LLC, Term Loan, 4.00%, 5/11/18		1,097	1,081,702
			2,272,769
Energy Equipment & Services — 2.7%
CCS Corp., Term Loan B, 3.37%, 11/14/14		873	796,568
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		521	520,067
Gas Co. Term Loan, 9.25%, 8/04/16		679	683,902

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
MEG Energy Corp., New Term Loan B, 4.00%, 3/16/18	USD	1,750	$1,730,628
			3,731,165
Food & Staples Retailing — 1.6%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.63%, 7/09/15	GBP	675	942,041
B&G Foods, Inc., Term Loan B, 1.00%, 11/18/18	USD	200	200,084
Bolthouse Farms, Inc., New First Lien Term Loan, 5.50% - 5.75%, 2/11/16		279	277,329
US Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		816	740,731
			2,160,185
Food Products — 3.6%
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		1,818	1,718,246
Michaels Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		86	84,611
Advance Pierre Foods, Inc., (First Lien), 7.00%, 9/30/16		1,030	1,023,338
Advance Pierre Foods, Inc., Term Loan, (Second Lien), 11.25%, 9/29/17		600	596,748
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.75% - 2.87%, 4/02/14		50	48,921
Tranche D Term Loan, 6.00%, 4/02/14		631	630,700
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% - 6.00%, 7/06/18		300	298,104
Tranche C-1 Term Loan, 5.00% - 6.00%, 7/06/18		558	553,621
			4,954,289
Health Care Equipment & Supplies — 1.9%
Biomet, Inc., Term Loan B, 3.26%, 3/25/15		364	350,702
DJO Finance LLC, New Term Loan B, 3.26%, 5/20/14		547	526,151
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		795	763,817
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		955	958,343
			2,599,013
Health Care Providers & Services — 6.1%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 3.76% - 4.02%, 7/25/14		45	43,517
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		839	808,765

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16	USD	695	$680,160
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		893	888,784
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		1,050	1,016,812
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		591	579,446
Tranche A Term Loan, 8.50%, 3/02/15		336	329,607
HCA, Inc.:
Tranche B-1 Term Loan, 3.62%, 5/01/18		311	293,505
Tranche B-2 Term Loan, 3.62%, 3/31/17		368	348,831
Health Management Assosciates, New Term Loan B, 4.50%, 11/16/18		730	726,657
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Incremental Term Loan B3, 6.75%, 5/15/18		454	443,785
Term Loan B, 6.50%, 8/04/16		946	923,455
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		648	619,198
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		695	693,013
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		70	68,863
			8,464,398
Health Care Technology — 1.4%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		639	636,642
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		835	838,916
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		427	422,244
			1,897,802
Hotels, Restaurants & Leisure — 5.3%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		646	642,440
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		450	444,001
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		673	662,758
Term Loan B1, 3.42%, 1/28/15		128	109,326
Term Loan B2, 3.26% - 3.42%, 1/28/15		110	93,918

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc. (concluded):
Term Loan B3, 3.32% - 3.42%, 1/28/15	USD	2,741	$2,338,484
Dunkin’ Brands, Inc., New Term Loan B, 4.00%, 11/23/17		1,016	999,532
Golden Living, Term Loan, 5.00%, 5/04/18		328	282,969
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		715	710,074
Six Flags Theme Parks, Inc., Tranche B Term Loan, (First Lien), 5.25% - 6.00%, 6/30/16		663	659,789
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		410	405,245
			7,348,536
Independent Power Producers & Energy Traders — 2.1%
AES Corp., Term Loan B, 4.25%, 6/01/18		995	983,806
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		2,910	1,894,934
			2,878,740
Industrial Conglomerates — 1.4%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		350	349,125
Term Loan, 3.63% - 3.70%, 12/03/14		1,671	1,610,261
			1,959,386
Insurance — 0.6%
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/16		880	875,391
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		630	555,975
IT Services — 5.1%
Ceridian Corp., Term Loan, 3.26% - 3.38%, 11/10/14		752	667,493
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		3,438	2,870,528
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		357	315,905
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		78	69,420
InfoGroup, Inc., Term Loan, 5.75%, 5/22/18		376	359,768
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		601	587,813

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18	USD	470	$469,601
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		1,733	1,724,498
			7,065,026
Machinery — 1.7%
Navistar Financial Corp., Term Loan B, 4.56%, 12/16/12		421	418,603
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	70	92,178
Term Loan B, 5.50%, 4/28/17	USD	550	548,625
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		1,352	1,340,648
			2,400,054
Media — 16.9%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		711	687,459
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		812	740,400
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		898	890,272
Atlantic Broadband Finance LLC, Term Loan B, 4.00%, 3/08/16		503	487,073
Bresnan Telecommunications Co., LLC, Term Loan B, 4.50% - 5.25%, 12/14/17		1,588	1,548,300
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		700	699,342
Catalina Marketing Corp., Term Loan B, 3.01%, 10/01/14		125	118,299
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.51%, 7/03/14		353	297,789
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		495	456,644
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		14	14,334
Term Loan C, 3.62%, 9/06/16		1,158	1,136,060
Clarke American Corp., Term Facility B, 2.76% - 2.87%, 6/30/14		264	222,767
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		1,145	851,949
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		700	681,044
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		737	719,171
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		738	507,547
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		499	490,022

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	3,483	$3,436,078
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,542	1,511,405
Knology, Inc., Term Loan B, 4.00%, 8/18/17		346	336,886
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 4.20%, 3/06/15	EUR	304	312,648
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	490	481,425
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,363,094
Nielsen Finance LLC, Class B Dollar Term Loan, 4.00%, 5/02/16		730	710,138
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		506	503,584
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.50%, 6/01/12		1,012	997,363
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		941	842,159
UPC Broadband Holding B.V.:
Term Loan AB, 5.37%, 12/29/17		565	551,581
Term Loan U, 5.37%, 12/29/17	EUR	420	529,366
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18	USD	250	246,106
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,114	1,107,567
			23,477,872
Metals & Mining — 2.7%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,518	1,490,970
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18		499	490,022
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,807	1,772,422
			3,753,414
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		174	166,920
Multiline Retail — 0.7%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		360	358,645

Floating Rate Loan Interests (b)	Par (000)		Value
Multiline Retail (concluded)
Hema Holding BV:
Facility B, 3.36%, 7/06/15	EUR	205	$245,555
Facility C, 4.11%, 7/05/16		205	246,935
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	USD	200	192,194
			1,043,329
Oil, Gas & Consumable Fuels — 2.0%
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/26/18		819	810,917
Gibson Energy, Term Loan B, 5.75%, 6/15/18		948	944,071
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,076	1,070,233
			2,825,221
Paper & Forest Products — 0.7%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		250	250,937
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13		1,443	721,712
			972,649
Pharmaceuticals — 3.0%
Aptalis Pharma, Inc. (FKA Axcan Pharma, Inc.), Term Loan B, 5.50%, 2/10/17		1,141	1,085,733
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		451	449,613
Pharmaceutical Products Development:
Bridge Term Loan, 9.50%, 11/02/12		280	0.00
Term Loan B, 6.25%, 11/19/18		950	936,595
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		678	657,951
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		499	495,219
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		364	357,973
Term Loan B-2, 4.25%, 3/15/18		182	178,986
			4,162,070
Professional Services — 1.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		336	335,002
Emdeon Business Services LLC, Term Loan B, 6.75%, 11/02/18		1,000	1,002,850
Fifth Third Processing Solutions
LLC, Term Loan B (First Lien), 4.50%, 11/03/16		794	789,381
			2,127,233

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.8%
Istar Financial, Inc., Term Loan A-1, 5.00%, 6/28/13	USD	1,075	$1,060,534
Real Estate Management & Development — 1.9%
Mattamy Funding Partnership, Term Loan, 2.63%, 4/11/13		226	208,294
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		851	787,079
Extended Synthetic Letter of Credit, 4.44%, 10/10/16		62	55,154
Extended Term Loan, 4.69%, 10/10/16		1,447	1,280,891
Letter of Credit, 3.20%, 10/10/13		29	27,027
Term Loan, 3.44%, 10/10/13		275	253,964
			2,612,409
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		560	561,053
The Hertz Corp., Term Loan B, 3.75%, 3/09/18		448	442,292
			1,003,345
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		464	437,449
Microsemi Corp., Term Loan B, 4.00% - 5.75%, 2/02/18		365	364,317
NXP B.V., Incremental Term Loan, 1.00%, 12/12/17		480	460,502
			1,262,268
Software — 0.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		295	280,005
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18		547	542,806
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		357	349,083
			1,171,894
Specialty Retail — 4.7%
Academy Ltd., Term Loan, 6.00%, 8/03/18		900	883,503
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		469	455,840
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		940	918,070
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		433	397,658
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		373	352,308
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		392	380,904

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Michaels Stores, Inc. (concluded): Term Loan B-2, 4.88% - 4.94%, 7/31/16	USD	711	$691,445
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		1,238	1,200,375
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		924	910,671
Term Loan B, 5.25%, 5/25/18		299	292,405
			6,483,179
Wireless Telecommunication Services — 1.4%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00% - 4.06%, 3/16/18		147	142,424
Tranche B-2 Term Loan, 4.07% - 4.13%, 11/04/16		478	466,203
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		1,070	1,067,650
Term Loan B, 6.25%, 7/11/16		300	297,750
			1,974,027
Total Floating Rate Loan Interests – 107.1%			148,956,535

Other Interests (h)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate	2,000		20
Diversified Financial Services — 0.2%
FRB JGW SPV, LLC (JG Wentworth, LLC Preferred Equity Interests) (c)(i)	—(j	)	331,843
Total Other Interests – 0.2%			331,863

Warrants (k)	Shares
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	5,330	—
Total Warrants – 0.0%		—
Total Long-Term Investments
(Cost – $191,144,369) – 132.8%		184,632,326

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (l)(m)	333,998	$333,998
Total Short-Term Securities (Cost – $333,998) – 0.2%		333,998

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	11	—
Total Options Purchased (Cost – $10,755) – 0.0%		—

Total Investments (Cost — $191,489,122*) - 133.0%	184,966,324
Liabilities in Excess of Other Assets – (33.0)%	(45,887,415)
Net Assets – 100.0%	$139,078,909

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$190,811,246
Gross unrealized appreciation	$2,433,123
Gross unrealized depreciation	(8,278,045)
Net unrealized depreciation	$(5,844,922)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Wholly-owned subsidiary.

(j)	Amount is less than $500.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,714,267	(2,380,269)	333,998	$182

(m)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	61,000	USD	59,187	Citibank NA	1/18/12	$550
USD	904,736	GBP	580,000	Citibank NA	1/18/12	(4,844)
EUR	113,000	USD	156,147	Citibank NA	1/25/12	(4,230)
EUR	586,000	USD	793,738	Deutsche Bank AG	1/25/12	(5,918)
USD	4,363,563	EUR	3,173,500	Citibank NA	1/25/12	97,106
Total						$82,664

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	Floating Rate Income Strategies Fund II (FRB)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset- Backed Securities	—	$1,510,476	$2,868,667	$4,379,143
Common Stocks	$14,623	—	1,033,788	1,048,411
Corporate Bonds	—	28,100,508	1,815,866	29,916,374
Floating Rate Loan Interests.	—	139,540,108	9,416,427	148,956,535
Other Interests	—	—	331,863	331,863
Short- Term Securities	333,998	—	—	333,998
Total	$348,621	$169,151,092	$15,466,611	$184,966,324

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$97,656	—	$97,656
Liabilities:
Foreign currency exchange contracts	—	(14,992)	—	(14,992)
Total	—	$82,664	—	$82,664

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	10

Schedule of Investments (concluded)	Floating Rate Income Strategies Fund II (FRB)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments Assets	Unfunded Loan Commitments (Liabilities)	Total
Assets/Liabilities:
Balance, as of February 28, 2011	$4,537,295	$240,264	$1,839,313	$20,965,976	$299,336	$2,079	$(5,523)	$27,878,740
Accrued discounts/ premiums	39,437	—	41,476	146,693	—	—	—	227,606
Net realized gain (loss)	5,891	15	(1,818,719)	130,600	—	—	—	(1,682,213)
Net change in unrealized appreciation/depreciation[2]	(329,546)	521,182	2,027,178	(1,158,845)	22,694	(2,079)	5,523	1,086,107
Purchases	—	273,132	5,005	2,920,962	9,833	—	—	3,208,932
Sales	(944,410)	(805)	(278,387)	(10,138,911)	—	—	—	(11,362,513)
Transfers in3	—	—	—	3,400,915	—	—	—	3,400,915
Transfers out[3]	(440,000)	—	—	(6,850,963)	—	—	—	(7,290,963)
Balance, as of November 30, 2011	$2,868,667	$1,033,788	$1,815,866	$9,416,427	$331,863	$—	$—	$15,466,611

[2]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2011 was $(739,863).

[3]

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer. Transfers of investments out of Level 3 were generally the result of valuations provided by independent pricing services that valued such investments at November 30, 2011 using methods or models containing more observable inputs.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

FLOATING RATE INCOME STRATEGIES FUND II	NOVEMBER 30, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 23, 2012